share-based compensation - TELUS Corporation share options (Details) - TELUS Corporation share options	12 Months Ended
	Dec. 31, 2021 EquityInstruments Options $ / shares	Dec. 31, 2020 EquityInstruments $ / shares
share-based compensation
Number of share options outstanding, beginning of period | EquityInstruments	3,014,700
Share options granted | EquityInstruments	324,900	3,171,600
Number of share options forfeited | EquityInstruments	(289,300)	(156,900)
Number of share options outstanding, end of period | EquityInstruments	3,050,300	3,014,700
Weighted average share price of options outstanding, beginning of period | $ / shares	$ 21.59
Weighted average share price of options granted | $ / shares	25.96	$ 21.57
Weighted average share price of options forfeited | $ / shares	21.75	21.29
Weighted average share price of options outstanding, end of period | $ / shares	$ 22.04	$ 21.59
Weighted average remaining contractual life (years)	5 years 4 months 24 days
Number of options exercisable | Options	0
Maximum
share-based compensation
Exercise period	7 years	7 years